Retirement Benefit Obligations	12 Months Ended
Dec. 31, 2017
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Retirement Benefit Obligations

28. Retirement Benefit Obligations

The Group operates either defined benefit or defined contribution pension schemes in all of its principal operating areas. The disclosures included below relate to all pension schemes in the Group.

The Group operates defined benefit pension schemes in Belgium, Brazil, Canada, France, Germany, Italy, the Netherlands, the Philippines, the Republic of Ireland, Romania, Serbia, Slovakia, Switzerland, the UK and the US. The Group has a mixture of funded and unfunded defined benefit pension schemes. The net liability of the funded schemes is €175 million (2016: €444 million). Unfunded obligations (including jubilee, post-retirement healthcare obligations and long-term service commitments) comprise of a number of schemes in Brazil, Canada, France, Germany, Italy, the Netherlands, the Philippines, Romania, Serbia, Slovakia, Switzerland and the US, totalling a net liability of €202 million (2016: €147 million).

Funded defined benefit schemes in the Republic of Ireland, Switzerland and the UK are administered by separate funds that are legally distinct from the Group under the jurisdiction of Trustees. The Trustees of these pension funds are required by law and by their Articles of Association to act in the best interests of the scheme participants and are responsible for the definition of investment strategy and for scheme administration. Other schemes are also administered in line with the local regulatory environment. The level of benefits available to most members depends on length of service and either their average salary over their period of employment or their salary in the final years leading up to retirement. The Group’s pension schemes in Switzerland are contribution-based schemes with guarantees to provide further contributions in the event that certain targets are not met, largely in relation to investment return and the annuity conversion factor on retirement.

Defined benefit pension schemes - principal risks

Through its defined benefit pension and jubilee schemes, long-term service commitments and post-retirement healthcare plans, the Group is exposed to a number of risks, the most significant of which are detailed below:

Asset volatility: Under IAS 19, the assets of the Group’s defined benefit pension schemes are reported at fair value (using bid prices, where relevant). The majority of the schemes’ assets comprise equities, bonds and property, all of which may fluctuate significantly in value from period to period. Given that liabilities are discounted to present value based on bond yields and that bond prices are inversely related to yields, an increase in the liability discount rate (which would reduce liabilities) would reduce bond values, though not necessarily by an equal magnitude.

Given the maturity of certain of the Group’s funded defined benefit pension schemes, de-risking frameworks have been introduced to mitigate deficit volatility and enable better matching of investment returns with the cash outflows related to benefit obligations. These frameworks entail the usage of asset-liability matching techniques, whereby triggers are set for the conversion of equity holdings into bonds of similar average duration to the relevant liabilities.

Discount rates: The discount rates employed in determining the present value of the schemes’ liabilities are determined by reference to market yields at the balance sheet date on high-quality corporate bonds of a currency and term consistent with the currency and term of the associated post-employment benefit obligations. Changes in discount rates impact the quantum of liabilities as discussed above.

Inflation risk: A significant amount of the Group’s pension obligations are linked to inflation; higher inflation will lead to higher liabilities (although in most cases, caps on the level of inflationary increases are in place to protect the schemes against extreme inflation).

Longevity risk: In the majority of cases, the Group’s defined benefit pension schemes provide benefits for life with spousal and dependent child reversionary provisions; increases in life expectancy will therefore give rise to higher liabilities.

Aggregation

For the purposes of the disclosures which follow for 2017, 2016 and 2015; the schemes in Belgium, France, Germany, Italy, the Netherlands, the Republic of Ireland and Slovakia have been aggregated into a “Eurozone” category on the basis of common currency and financial assumptions; schemes in Brazil, the Philippines, Romania, Serbia and the UK have been aggregated into an “Other” category.

Financial assumptions - scheme liabilities

The major long-term assumptions used by the Group’s actuaries in the computation of scheme liabilities as at 31 December 2017, 31 December 2016 and 31 December 2015 are as follows:

	Eurozone			Switzerland			United States and Canada
	2017%	2016%	2015%	2017%	2016%	2015%	2017%	2016%	2015%
Rate of increase in:
- salaries	3.59	3.41	3.64	1.25	1.25	1.75	3.27	3.28	3.29
- pensions in payment	1.70	1.50	1.75	-	-	-	-	-	-
Inflation	1.75	1.50	1.75	0.75	0.75	0.75	2.00	2.00	2.00
Discount rate	2.05	1.86	2.61	0.70	0.65	0.85	3.52	4.01	4.22
Medical cost trend rate	n/a	n/a	n/a	n/a	n/a	n/a	6.33	5.98	6.21

The mortality assumptions employed in determining the present value of scheme liabilities under IAS 19 represent actuarial best practice in the relevant jurisdictions, taking account of mortality experience and industry circumstances. For schemes in the Republic of Ireland and the UK, the mortality assumptions used are in accordance with the underlying funding valuations. For the Group’s most material schemes, the future life expectations factored into the relevant valuations, based on retirement at 65 years of age for current and future retirees, are as follows:

	Republic of Ireland			Switzerland			United States and Canada
	2017	2016	2015	2017	2016	2015	2017	2016	2015
Current retirees
- male	22.7	22.5	22.8	22.4	22.3	21.5	20.6	20.5	21.2
- female	24.4	24.3	24.9	24.4	24.3	24.0	23.1	23.0	23.4

Future retirees
- male	25.5	25.4	25.8	24.6	24.6	23.6	22.3	22.3	23.0
- female	27.0	26.9	26.9	26.6	26.6	26.0	24.7	24.7	25.1

The above data allows for future improvements in life expectancy.

Impact on Consolidated Income Statement

The total retirement benefit expense from continuing operations in the Consolidated Income Statement is as follows:

	2017 €m	2016 €m	2015 €m
Total defined contribution expense	237	232	204

Total defined benefit (credit)/expense	(1)	75	77
Total expense in Consolidated Income Statement	236	307	281

At 31 December 2017, €78 million (2016: €89 million) was included in other payables relating to defined contribution pension liabilities.

Analysis of defined benefit expense

Charged in arriving at Group profit before finance costs:

Current service cost	62	61	63
Administration expenses	4	4	2
Past service credit (net)	(78)	(2)	(1)
Gain on settlements	-	-	(4)
Subtotal	(12)	63	60

Included in finance income and finance costs respectively:

Interest income on scheme assets	(49)	(58)	(50)
Interest cost on scheme liabilities	60	70	67
Net interest expense	11	12	17

Net (credit)/expense to Consolidated Income Statement	(1)	75	77

The composition of the net (credit)/expense to the Consolidated Income Statement is as follows:

Eurozone	25	18	27
Switzerland	(49)	37	37
United States and Canada	14	11	6
Other	9	9	7
Total	(1)	75	77

Past service credit in 2017 includes a gain of €81 million due to plan amendments in Switzerland. The principal amendment related to the reduction of the annuity conversion factor on retirement from 6.4% to 5.0% of accumulated savings.

Reconciliation of scheme assets (bid value)	2017 €m	2016 €m
At 1 January	2,556	2,399
Movement in year
Interest income on scheme assets	49	58
Arising on acquisition (note 31)	5	-
Remeasurement adjustments
- return on scheme assets excluding interest income	112	81
Employer contributions paid	123	133
Contributions paid by plan participants	14	14
Benefit and settlement payments	(114)	(130)
Administration expenses	(4)	(4)
Translation adjustment	(119)	5
At 31 December	2,622	2,556

The composition of scheme assets is as follows:

Eurozone	1,184	1,116
Switzerland	781	804
United States and Canada	448	453
Other	209	183
Total	2,622	2,556

Reconciliation of actuarial value of liabilities
At 1 January	(3,147)	(2,987)
Movement in year
Current service cost	(62)	(61)
Past service credit (net)	78	2
Interest cost on scheme liabilities	(60)	(70)
Arising on acquisition (note 31)	(57)	(1)
Remeasurement adjustments
- experience variations	11	20
- actuarial loss from changes in financial assumptions	(29)	(176)
- actuarial gain from changes in demographic assumptions	20	14
Contributions paid by plan participants	(14)	(14)
Benefit and settlement payments	114	130
Translation adjustment	147	(4)
At 31 December	(2,999)	(3,147)

The composition of the actuarial value of liabilities is as follows:

Eurozone	(1,384)	(1,338)
Switzerland	(819)	(995)
United States and Canada	(540)	(554)
Other	(256)	(260)
Total	(2,999)	(3,147)

Recoverable deficit in schemes	(377)	(591)
Related deferred income tax asset	72	119
Net pension liability	(305)	(472)

The composition of the net pension liability is as follows:

Eurozone	(168)	(188)
Switzerland	(30)	(154)
United States and Canada	(68)	(65)
Other	(39)	(65)
Total	(305)	(472)

Sensitivity analysis

The impact of a movement (as indicated below) in the principal actuarial assumptions would be as follows:

		Eurozone 2017 €m	Switzerland 2017 €m	United States and Canada 2017 €m	Other 2017 €m	Total Group 2017 €m
Scheme liabilities at 31 December 2017		(1,384)	(819)	(540)	(256)	(2,999)

Revised liabilities
Discount rate	Increase by 0.25%	(1,325)	(785)	(524)	(244)	(2,878)
	Decrease by 0.25%	(1,448)	(856)	(556)	(269)	(3,129)
Inflation rate	Increase by 0.25%	(1,441)	(822)	(542)	(262)	(3,067)
	Decrease by 0.25%	(1,330)	(816)	(538)	(250)	(2,934)
Life expectancy	Increase by 1 year	(1,430)	(846)	(555)	(263)	(3,094)
	Decrease by 1 year	(1,338)	(791)	(527)	(249)	(2,905)

The above sensitivity analysis are derived through changing the individual assumption while holding all other assumptions constant.

Split of scheme assets	2017 €m	2016 €m
Investments quoted in active markets
Equity instruments (i)	828	802
Debt instruments (ii)	1,413	1,191
Property	120	112
Cash and cash equivalents	26	37
Investment funds	95	148

Unquoted investments
Equity instruments	2	1
Debt instruments (iii)	8	102
Property	92	120
Cash and cash equivalents	13	18
Assets held by insurance company	25	25
Total assets	2,622	2,556

(i)	Equity instruments primarily relate to developed markets.

(ii)	Quoted debt instruments are made up of €831 million (2016: €687 million) and €582 million (2016: €504 million) of non-government and government instruments respectively.

(iii)	Unquoted debt instruments primarily relate to government debt instruments (2016: primarily non-government debt instruments).

Actuarial valuations - funding requirements and future cash flows

In accordance with statutory requirements in the Republic of Ireland and minimum funding requirements in the UK, additional annual contributions and lump-sum payments are required to certain of the schemes in place in those jurisdictions. The funding requirements in relation to the Group’s defined benefit schemes are assessed in accordance with the advice of independent and qualified actuaries and valuations are prepared in this regard either annually, where local requirements mandate that this be done, or at triennial intervals at a maximum in all other cases. In the Republic of Ireland and the UK, either the attained age or projected unit credit methods are used in the valuations. In the Netherlands and Switzerland, the actuarial valuations reflect the current unit method, while the valuations are performed in accordance with the projected unit credit methodology in Germany. In the US, valuations are performed using a variety of actuarial cost methodologies - current unit, projected unit and aggregate cost. In Canada, the projected unit credit method is used in valuations. The dates of the funding valuations range from April 2015 to July 2017.

In general, funding valuations are not available for public inspection; however, the results of valuations are advised to the members of the various schemes on request.

The Group’s contracted payments (on a discounted basis) to certain schemes is €18 million (2016: €35 million; 2015: €52 million) in the Republic of Ireland and €16 million (2016: €20 million; 2015: €21 million) in the UK. The maturity profile of the Group’s contracted payments (on a discounted basis) is as follows:

	Total
	2017 €m	2016 €m	2015 €m
Within one year	19	20	20
Between one and two years	2	19	19
Between two and three years	2	2	19
Between three and four years	2	2	2
Between four and five years	1	2	2
After five years	8	10	11
	34	55	73

Employer contributions payable in the 2018 financial year including minimum funding payments (expressed using year-end exchange rates for 2017) are estimated at €112 million.

Average duration and scheme composition

	Eurozone			Switzerland			United States and Canada
	2017	2016	2015	2017	2016	2015	2017	2016	2015
Average duration of defined benefit obligation (years)	17.8	17.1	14.7	17.2	18.6	18.0	12.2	13.1	14.0

Allocation of defined benefit obligation by participant:
Active plan participants	72%	63%	64%	84%	84%	85%	40%	41%	45%
Deferred plan participants	9%	12%	12%	-	-	-	16%	17%	17%
Retirees	19%	25%	24%	16%	16%	15%	44%	42%	38%